Operating Segment and Revenue Information - Schedule of Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Receivables from contracts with customers
Trade receivables	¥ 651,414	¥ 612,439
Contract assets
Unbilled receivables	1,372	2,574
Contract liabilities
Deferred income	23,547	8,259
Advance payments	¥ 64	¥ 45